CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE BONDS [Abstract]
CONVERTIBLE BONDS
NOTE 11:-        CONVERTIBLE BONDS

In November 2006, the Company raised $3,156.5 through the issuance of units consisting of convertible bonds and warrants. Units valued at $2,500 were issued to Brevan Howard Master Fund Limited ("BH"), and units valued at $656.5 were issued to Special Situation Funds ("SSF"), based on the participation rights provided in a private placement during 2005. According to their original terms, the convertible bonds were to mature three years from the date of issuance and bear interest at an annual rate of 8% (which was updated as described below). Any withholding and other taxes payable with respect to the interest was to be grossed up and paid by the Company (approximately 3% of the principal of the bonds), payment of interest was to be net of any tax. The investors were also granted warrants entitling them to acquire a total of 31,566 ordinary shares at an original exercise price of $21.25 per share during the next five years.

In November 2007, due to a breach of certain conditions of the convertible bonds, the investors had the right to accelerate the repayment of the principal amount of the bonds with all the interest payable until the maturity date of the bonds. However, the Company signed an amendment to the agreement with the investors under which the Company was required to pay to one of the investors interest  of $276 (plus any withholding and other taxes payable with respect to the interest (approximately 3% of the principal of the bonds)) and in respect of the other investors, the Company changed the conversion ratio of the convertible bonds to $18.06. In consideration, the investors waived their right to accelerate the repayment of the convertible bonds. The Company accounted for this amendment as a modification of the convertible bonds.

In November 2007, June 2008, August 12, 2009, following a breach of the original and the amended terms of the convertible bonds, the Company and BH agreed to waive compliance and amend certain provisions of the convertible bonds to, among other things: (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days thereafter; (ii) make monthly payments of $41 against the total amount due under the convertible bonds  over an eight (8) year period; and (iii) increase the number of warrants granted to 37,500 and reduce their exercise price to $1.7 per share. The modification was determined to be a debt extinguishment.

On November 9, 2009, the Company entered into an Amendment Agreement (the "Amendment Agreement") with SSF (which held  $624 of the convertible bonds). Pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company,  SSF agreed to waive compliance and the Company agreed  to amend certain provisions of the convertible bonds to, among other thing: (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward; (ii) make monthly payments of $10 against the total amount due under the convertible bonds over an eight (8) year period; (iii) reduce the conversion price of the convertible bonds  to $12.75 and reduce the exercise price of the warrants to $1.7; and (iv) increase the number of warrants granted to 7,350.

On August 24, 2010, BH entered into an Absolute Assignment and Transfer of Bond and Warrant ("Assignment") with Sigma Wave Ltd. ("Sigma"), an Israeli company and a controlling shareholder of the Company. Pursuant to the Assignment, BH  assigned to Sigma all of its rights, title, obligations and interest in the convertible bonds and warrants held by it  as  of September 16, 2010.

On November 8, 2011, SSF assigned to Mr. Eliyahu Trabelsi all of their rights under the convertible bonds and warrants held by them.

The Assignments had no impact on the Company's assets or liabilities or its financial results.

As of December 31, 2010, the Company was in compliance with the covenants under the amended convertible bond agreements with respect to bonds held by SSF.

During the year 2011, Sigma and Mr. Eliyahu Trabelsi accepted the Company's debt arrangement proposal with respect to $3,047 of the convertible bonds  in accordance with the proposed arrangement for  the extinguishment of liabilities (see Note 1d). The Company allotted to Sigma and Mr. Trabelsi a total of 3,185,609 ordinary shares of the Company and the Company recorded $2,006 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($3,047) and the fair value of the ordinary shares granted ($222), which gain was credited directly to share capital ($74),  additional paid-in capital ($148) and the fair value of the ordinary shares that the Company was committed to issue ($819). In addition $819 was credited directly to equity as "amount of liability extinguished on account of shares". An allotment of 1,045,647 ordinary shares was completed on September 2011 and the actual allotments for the remaining 2,139,858 ordinary shares to a trustee of Sigma and to Mr. Eliyahu Trabelsi was completed in April, 2012 (see Note 11).

During 2012, Sigma and Mr. Eliyahu Trabelsi accepted the Company's debt arrangement proposal for $3,592  of convertible bonds held by them. The Company allotted to Sigma and Mr. Trabelsi a total of 3,431,800 ordinary shares of the Company. In accordance with ASC Topic 470-50-40, the Company recorded $2,230 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liability extinguished ($3,592) and the fair value of the ordinary shares granted ($1,367), which was credited directly to share capital ($221) and additional paid-in capital ($1,146).